Condensed Financial Information About Registrant - Summary of Accounting Policies (Details) (Cheniere Energy Partners, LP _ Parent [Member])	Dec. 31, 2013 mi
Cheniere Energy Partners, LP _ Parent [Member]
Basis of Presentation and Summary of Significant Accounting Policies [Line Items]
Length of Natural Gas Pipeline, in miles	94